Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the twelve months ended December 31, 2019 since no options were granted for the twelve months ended December 31, 2020:

2019
Expected Volatility	39% – 48%
Risk Free Interest Rate	2.62% – 2.71%
Expected life of options	6.25 – 10.0

Schedule of Option Activity

The following table represents option activity for the six months ended June 30, 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2020	3,810,000	$2.00	7.87
Exercisable – December 31, 2020	3,280,000	$2.00	7.87	$721,600
Granted	676,417	$-
Forfeited	(63,750)	$2.00
Vested	3,431,250
Outstanding – June 30, 2021	4,422,667	$2.00	7.33
Exercisable – June 30, 2021	3,431,250	$2.00	7.33	$18,014,065

The following table represents option activity for the years ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400
Granted	705,000	$2.00
Forfeited	(3,135,000)	$0.00
Vested	3,120,000
Outstanding - December 31, 2019	3,810,000	$2.00	8.86
Exercisable - December 31, 2019	3,120,000	$2.00	8.86	$984,000
Granted	-	$-
Forfeited	-	$-
Vested	3,280,000	-
Outstanding - December 31, 2020	3,810,000	$2.00	7.87
Exercisable - December 31, 2020	3,280,000	$2.00	7.87	$721,600